Document and Entity Information	9 Months Ended
Dec. 31, 2015
Document And Entity Information
Entity Registrant Name	Precious Metals Exploration Corp.
Entity Central Index Key	0001666961
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company